Label	Element	Value
MFS Massachusetts Investors Growth Stock Portfolio
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT TO THE PROSPECTUS

Supplement dated January 27, 2026, to the Prospectus dated April 30, 2025.

MFS Massachusetts Investors Growth Stock Portfolio

Effective June 10, 2026, the first paragraph in the sub-sections entitled "Principal Investment Strategies" under the main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in stocks of growth companies. Growth companies are companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected growth rates relative to the applicable equity market. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Stocks include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Effective June 10, 2026, the following sentence in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is deleted in its entirety:

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

Risk/Return [Heading]	oef_RiskReturnHeading	MFS Massachusetts Investors Growth Stock Portfolio